Pioneer Global Sustainable Value Fund
Schedule of Investments  |  December 31, 2024

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  12/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 2.1%
1,676	Hensoldt AG	$ 59,868
	Total Aerospace & Defense	$59,868

	Air Freight & Logistics — 1.5%
351	United Parcel Service, Inc., Class B	$ 44,261
	Total Air Freight & Logistics	$44,261

	Automobile Components — 0.7%
600	Bridgestone Corp.	$ 20,172
	Total Automobile Components	$20,172

	Automobiles — 1.0%
1,600	Subaru Corp.	$ 28,195
	Total Automobiles	$28,195

	Banks — 23.8%
4,960	ABN AMRO Bank NV (C.V.A.) (144A)	$ 76,510
2,719	Bank of America Corp.	119,500
2,585	Bank of Ireland Group Plc	23,572
1,375	Citizens Financial Group, Inc.	60,170
1,255	Hana Financial Group, Inc.	47,991
1,299	KB Financial Group, Inc. (A.D.R.)	73,913
6,911	Standard Chartered Plc	85,135
2,400	Sumitomo Mitsui Financial Group, Inc.	57,795
724	UniCredit S.p.A.	28,905
1,181	US Bancorp	56,487
835	Wells Fargo & Co.	58,651
	Total Banks	$688,629

	Biotechnology — 2.1%
347	AbbVie, Inc.	$ 61,662
	Total Biotechnology	$61,662

	Broadline Retail — 3.7%
6,100	Alibaba Group Holding, Ltd.	$ 64,736
701	eBay, Inc.	43,427
	Total Broadline Retail	$108,163

	Capital Markets — 4.5%
440	Bank of New York Mellon Corp.	$ 33,805
674	State Street Corp.	66,153
947	UBS Group AG	28,878
	Total Capital Markets	$128,836

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Shares		Value
	Construction Materials — 3.0%
920	CRH Plc	$ 85,322
	Total Construction Materials	$85,322

	Consumer Staples Distribution & Retail — 0.0%
268+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.3%
1,244	Deutsche Telekom AG	$ 37,229
	Total Diversified Telecommunication Services	$37,229

	Electric Utilities — 6.5%
714	American Electric Power Co., Inc.	$ 65,852
1,041	Eversource Energy	59,785
1,538	FirstEnergy Corp.	61,182
	Total Electric Utilities	$186,819

	Electrical Equipment — 3.1%
800	Fuji Electric Co., Ltd.	$ 42,810
2,800	Mitsubishi Electric Corp.	47,457
	Total Electrical Equipment	$90,267

	Financial Services — 1.2%
417(a)	PayPal Holdings, Inc.	$ 35,591
	Total Financial Services	$35,591

	Food Products — 1.0%
273	J M Smucker Co.	$ 30,063
	Total Food Products	$30,063

	Health Care Equipment & Supplies — 3.1%
723	Medtronic Plc	$ 57,753
2,488	Smith & Nephew Plc	30,577
	Total Health Care Equipment & Supplies	$88,330

	Health Care Providers & Services — 3.0%
734	Cardinal Health, Inc.	$ 86,810
	Total Health Care Providers & Services	$86,810

	Hotels, Restaurants & Leisure — 1.1%
12,000(a)	Sands China, Ltd.	$ 32,239
	Total Hotels, Restaurants & Leisure	$32,239

	Household Durables — 2.0%
3,911	Persimmon Plc	$ 58,469
	Total Household Durables	$58,469

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Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Insurance — 5.0%
209	Chubb, Ltd.	$ 57,747
4,500	Ping An Insurance Group Co. of China, Ltd., Class H	26,486
188	Willis Towers Watson Plc	58,889
	Total Insurance	$143,122

	IT Services — 1.6%
215	International Business Machines Corp.	$ 47,263
	Total IT Services	$47,263

	Metals & Mining — 5.6%
2,536	Barrick Gold Corp.	$ 39,308
1,211	Newmont Corp.	45,073
581	Rio Tinto Plc	34,200
1,061	Teck Resources, Ltd., Class B	43,002
	Total Metals & Mining	$161,583

	Oil, Gas & Consumable Fuels — 8.4%
637	Expand Energy Corp.	$ 63,413
614	Exxon Mobil Corp.	66,048
1,130	Ovintiv, Inc.	45,765
4,480+#	Rosneft Oil Co. PJSC	—
1,063	Shell Plc (A.D.R.)	66,597
	Total Oil, Gas & Consumable Fuels	$241,823

	Pharmaceuticals — 5.2%
1,854	GSK Plc	$ 31,054
2,190	Pfizer, Inc.	58,100
642	Sanofi S.A.	62,084
	Total Pharmaceuticals	$151,238

	Semiconductors & Semiconductor Equipment — 1.0%
179	QUALCOMM, Inc.	$ 27,498
	Total Semiconductors & Semiconductor Equipment	$27,498

	Technology Hardware, Storage & Peripherals — 4.8%
1,600	FUJIFILM Holdings Corp.	$ 33,204
1,963	Hewlett Packard Enterprise Co.	41,910
22,000	Lenovo Group, Ltd.	28,555
936	Samsung Electronics Co., Ltd.	33,779
	Total Technology Hardware, Storage & Peripherals	$137,448

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Shares		Value
	Trading Companies & Distributors — 2.0%
304	AerCap Holdings NV	$ 29,093
1,400	Mitsui & Co., Ltd.	29,048
	Total Trading Companies & Distributors	$58,141

	Total Common Stocks (Cost $2,562,511)	$2,839,041

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.2% of Net Assets
35,000(b)	U.S. Treasury Bills, 1/9/25	$ 34,972
	Total U.S. Government and Agency Obligations (Cost $34,965)	$34,972

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $2,597,476)	$2,874,013
	OTHER ASSETS AND LIABILITIES — 0.5%	$13,118
	net assets — 100.0%	$2,887,131

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $76,510, or 2.7% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$—
Rosneft Oil Co. PJSC	6/23/2021	37,564	—
Total Restricted Securities			$—
% of Net assets			0.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
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Schedule of Investments  |  12/31/24
(unaudited) (continued)
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$59,868	$—	$59,868
Automobile Components	—	20,172	—	20,172
Automobiles	—	28,195	—	28,195
Banks	368,721	319,908	—	688,629
Broadline Retail	43,427	64,736	—	108,163
Capital Markets	99,958	28,878	—	128,836
Construction Materials	—	85,322	—	85,322
Consumer Staples Distribution & Retail	—	—	—*	—*
Diversified Telecommunication Services	—	37,229	—	37,229
Electrical Equipment	—	90,267	—	90,267
Health Care Equipment & Supplies	57,753	30,577	—	88,330
Hotels, Restaurants & Leisure	—	32,239	—	32,239
Household Durables	—	58,469	—	58,469
Insurance	116,636	26,486	—	143,122
Metals & Mining	127,383	34,200	—	161,583
Oil, Gas & Consumable Fuels	241,823	—	—*	241,823
Pharmaceuticals	58,100	93,138	—	151,238
Technology Hardware, Storage & Peripherals	41,910	95,538	—	137,448
Trading Companies & Distributors	29,093	29,048	—	58,141
All Other Common Stocks	519,967	—	—	519,967
U.S. Government and Agency Obligations	—	34,972	—	34,972
Total Investments in Securities	$1,704,771	$1,169,242	$—*	$2,874,013
* Securities valued at $0.
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
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